Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Investment in Securities
Carrying amount, Assets as hedged items in fair value hedges	¥ 701,086	¥ 491,447
The cumulative amount of fair value hedging adjustments included in the carrying amount, Assets as hedged items in fair value hedges	¥ 10,090	¥ 0
Hedged Asset, Statement of Financial Position [Extensible Enumeration]	Investment in Securities	Investment in Securities
Installment Loans
Carrying amount, Assets as hedged items in fair value hedges		¥ 22,451
The cumulative amount of fair value hedging adjustments included in the carrying amount, Assets as hedged items in fair value hedges		¥ (92)
Hedged Asset, Statement of Financial Position [Extensible Enumeration]		Investment in Securities
Long-term Debt
Carrying amount, Liabilities as hedged items in fair value hedges	¥ 23,000	¥ 28,220
The cumulative amount of fair value hedging adjustments included in the carrying amount, Liabilities as hedged items in fair value hedges	¥ 0	¥ 0
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Long-term Debt	Long-term Debt